Liabilities subject to compromise (Tables)	6 Months Ended
Jun. 30, 2018
Text Block [Abstract]
Schedule of Liabilities Subject to Compromise

(In $ millions)	June 30, 2018	December 31, 2017
Senior undersecured or impaired external debt	5,266	5,371
Unsecured bonds	2,334	2,334
Newbuild global settlement agreement	1,064	1,064
Derivatives previously recorded at fair value	249	249
Accounts payable and other liabilities	84	103
Accrued interest payable	49	50
Amount due to related party	4	20

Total liabilities subject to compromise	9,050	9,191